Loans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 4,576	¥ 886	¥ 5,860
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	58,474
Valuation losses related to loans held for sale accounted for at the lower of cost or fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans, amount attributable to valuation losses related to loans held for sale accounted for at the lower of cost or fair value	¥ 3,435	¥ 645	¥ 1,759